LVIP American Growth Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–5.97%
✧American Funds®– Capital Income Builder	687,186	$54,308,302
		54,308,302
Equity Funds–46.15%
✧American Funds®-
American Mutual Fund	2,168,148	135,140,676
Growth Fund of America	1,717,724	151,365,823
Investment Company of America	1,999,566	133,571,021
		420,077,520
Fixed Income Funds–27.02%
✧American Funds®-
Bond Fund of America	18,000,805	206,109,218
High-Income Trust	2,498,991	24,864,959
Inflation Linked Bond Fund	1,530,625	15,000,125
		245,974,302
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.43%
✧American Funds®– Smallcap World Fund	399,698	$31,252,410
		31,252,410
International Equity Fund–17.47%
✧American Funds®– EuroPacific Growth Fund	2,463,498	158,969,483
		158,969,483
Total Investment Companies (Cost $759,255,167)		910,582,017

TOTAL INVESTMENTS–100.04% (Cost $759,255,167)	910,582,017
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(393,876)
NET ASSETS APPLICABLE TO 72,867,481 SHARES OUTSTANDING–100.00%	$910,188,141

✧Class R-6 shares.
LVIP American Growth Allocation Fund–1